Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Sector Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan. 28, 2022
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2022